Pruco Life Insurance Company of New Jersey

Thomas C. Castano
Assistant General Counsel
Law Department

Pruco Life Insurance Company of New Jersey
213 Washington Street Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

September 10, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re: Pruco Life of New Jersey Variable Appreciable Account (File No. 811-3974)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2004 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.       Filer/Entity:         AIM Variable Insurance Funds
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0001193125-04-142508
         Date of Filing:       08/17/04

2.       Filer/Entity:         American Century Variable Portfolios, Inc.
         Registration No.:     811-05188
         CIK No.:              0000814680
         Accession No.:        0000814680-04-000021
         Date of Filing:       08/24/04

3.       Filer/Entity:         Dreyfus Investment Portfolios
         Registration No.:     811-08673
         CIK No.:              0001056707
         Accession No.:        0001056707-04-000028
         Date of Filing:       08/31/04

4.       Filer/Entity:         Dreyfus Variable Investment Fund
         Registration No.:     811-05125
         CIK No.:              0000813383
         Accession No.:        0000813383-04-000015
         Date of Filing:       08/17/04

5.       Filer/Entity:         Franklin Templeton Variable Insurance Products Trust
         Registration No.:     811-05583
         CIK No.:              0000837274
         Accession No.:        0001193125-04-146462
         Date of Filing:       08/25/04

6.       Filer/Entity:         Goldman Sachs Variable Insurance Trust
         Registration No.:     811-08361
         CIK No.:              0001046292
         Accession No.:        0000950123-04-010245
         Date of Filing:       08/26/04

7.       Filer/Entity:         INVESCO Variable Investment Funds, Inc.
         Registration No.:     811-08038
         CIK No.:              0000912744
         Accession No.:        0001193125-04-129951
         Date of Filing:       08/03/04

8.       Filer/Entity:         Janus Aspen Series
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        0000906185-04-000010
         Date of Filing:       08/20/04

9.       Filer/Entity:         MFS Variable Insurance Trust - Emerging Growth Series
         Registration No.:     811-8326
         CIK No.:              0000918571
         Accession No.:        0000950156-04-000192
         Date of Filing:       08/26/04

10.      Filer/Entity:         Oppenheimer Variable Account Funds
         Registration No.:     811-04108
         CIK No.:              0000752737
         Accession No.:        0000935069-04-001217
         Date of Filing:       08/24/04

11.      Filer/Entity:         T. Rowe Price International Stock Portfolio
         Registration No.:     811-07143
         CIK No.:              0000918294
         Accession No.:        0000918294-04-000042
         Date of Filing:       08/25/04

12.      Filer/Entity:         ProFunds VP
         Registration No.:     811-08239
         CIK No.:              0001039803
         Accession No.:        0001193125-04-153626
         Date of Filing:       09/08/04

13.      Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0001193125-04-152307
         Date of Filing:       09/03/04

If you have any questions regarding this filing, please contact me at (973) 802-4708.

         Sincerely,

                                             /s/ Thomas C. Castano

VIA EDGAR